Fair Value Measurements - Schedule of Fair Value Liabilities Measured on Recurring Basis (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Liabilities:
Obligations, Fair Value Disclosure	$ 40,753,000	$ 34,839,000
Level 1 [Member]
Liabilities:
Obligations, Fair Value Disclosure
Level 2 [Member]
Liabilities:
Obligations, Fair Value Disclosure
Level 3 [Member]
Liabilities:
Obligations, Fair Value Disclosure	40,753,000	34,839,000
42 Telecom Ltd [Member]
Liabilities:
Obligations, Fair Value Disclosure	6,614,000	3,733,000
42 Telecom Ltd [Member] | Level 1 [Member]
Liabilities:
Obligations, Fair Value Disclosure
42 Telecom Ltd [Member] | Level 2 [Member]
Liabilities:
Obligations, Fair Value Disclosure
42 Telecom Ltd [Member] | Level 3 [Member]
Liabilities:
Obligations, Fair Value Disclosure	6,614,000	3,733,000
Telvantis [Member]
Liabilities:
Obligations, Fair Value Disclosure	34,139,000	31,106,000
Telvantis [Member] | Level 1 [Member]
Liabilities:
Obligations, Fair Value Disclosure
Telvantis [Member] | Level 2 [Member]
Liabilities:
Obligations, Fair Value Disclosure
Telvantis [Member] | Level 3 [Member]
Liabilities:
Obligations, Fair Value Disclosure	$ 34,139,000	$ 31,106,000